1. Summary of Significant Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash over FDIC insurance limits	$ 1,004,897	$ 1,150,465
Allowance for doubtful accounts	40,000	30,000
Inventory reserve	31,076
Advertising costs	$ 288	$ 3,840
Antidilutive shares excluded from earnings per share calculation	882,576	26,185,000